Available-For-Sale Financial Assets (Details Narrative) - Financial Assets Available-For-Sale - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Acacia Investments Holdings Limited
Disclosure of financial assets [line items]
Ownership interest, description	Acacia Investments Holdings Limited ("Acacia") is a dormant holding company and owns 12.97% of L.M.B Holdings Limited ("LMB") which through its subsidiaries operates satellite television channels, such as B4U Music, B4U Movies and the Movie House Channel.
Fair value of sale of investment	$ 650
Valuable Technologies Limited
Disclosure of financial assets [line items]
Proportion of ownership interest	7.20%
Method used to account for investment	Net Asset Value
Fair value of amount of investment		$ 140